Derivatives and Hedging	12 Months Ended
Dec. 31, 2025
Derivatives and Hedging [Abstarct]
DERIVATIVES AND HEDGING

NOTE 12 - DERIVATIVES AND HEDGING

Derivatives

Generally accepted accounting principles require all derivatives, whether designated in a hedging relationship or not, to be recorded on the balance sheet at fair value. These derivative instruments are measured at fair value within Level 2 of the fair value hierarchy. The Company’s earnings and cash flows are subject to fluctuations due to changes in foreign currency exchange rates. The Company’s foreign currency risk management strategy is principally designed to mitigate the future potential financial impact of changes in the U.S. Dollar value of anticipated transactions and balances denominated in ILS resulting from changes in USD/ILS exchange rates. The Company entered into derivative transactions, specifically foreign currency forward contracts, to manage its exposure to foreign currency exchange risk to reduce earnings volatility. The Company does not enter into derivative transactions for trading or speculative purposes.

Non-Designated Hedges

The Company hedges its foreign currency monetary assets primarily resulting from foreign currency denominated short-term deposits with foreign exchange forward contracts to reduce the risk that the Company’s earnings and cash flows will be adversely affected by changes in foreign currency exchange rates. These contracts have maturities of up to approximately 12 months. Generally, The Company does not designate these foreign currency forward contracts as hedges for accounting purposes and changes in the fair value of these instruments are recognized immediately in earnings. Any gains or losses on the underlying foreign-denominated balance are offset by the losses or gains on the forward contract. Derivative instruments are recorded as other current assets or other current liabilities.

As of December 31, 2025 the derivative instruments are recorded as other current assets. Gains and losses on forward contracts and foreign denominated deposits are included in financial income, net. The cash flows associated with these derivatives are classified in the consolidated statements of cash flows consistently with the classification of the underlying hedged transaction within cash flows from investing activities.

As of December 31, 2025 and 2024 we had outstanding forward contracts not designated as hedging instruments with notional amounts and fair value amounts equivalent to the following:

Currency Hedged	Year ended December 31,
	2025	2024
	U.S. dollars in thousands
Israeli Shekel / U.S. Dollar	311	20,038
Fair value of derivatives assets	2	1
Fair value of derivatives liabilities	-	605

The following table shows the effect of our non-designated hedges, including forward contracts, on the Consolidated Statements of Operations for the years ended December 31, 2025 and 2024:

	Location of Loss	Year ended December 31,
		2025	2024
		U.S. dollars in thousands
Net realized and unrealized loss, excluding the underlying foreign currency exposure being hedged	Financial income, net	(651)	(609)

In 2025 and 2024, foreign currency profit, net was $781 and $117 thousand respectively.

Designated Hedges

During the fourth quarter of 2024 the Company initiated a foreign currency cash flow hedging program, designed to hedge the Company’s foreign exchange rate risk, resulting from ILS payroll expenses. The Company hedges portions of its forecasted payroll payments denominated in ILS for a period of up to 12 months, using forward contracts that are designated as cash flow hedges, as defined by ASC 815. Derivative instruments are recorded as other current assets according to the timing of the cash flows. As of December 31, 2025 the derivative instruments are recorded as other current assets. For these derivative instruments, designated as a cash flow hedge, gains and losses are reported as a component of other comprehensive income and reclassified into earnings in the same line item associated with the hedged transaction and in the same period or periods during which the hedged transaction affects the statement of operations. As of December 31, 2025, the Company expects to reclassify all of its unrealized gains and losses from accumulated other comprehensive income to earnings during the next twelve months. The cash flows associated with these derivatives are classified in the consolidated statements of cash flows consistently with the classification of the underlying hedged transaction, within cash flows from operating activities.

The notional amount and fair value of outstanding derivatives at the end of each period were:

	December 31
	2025	2024
	U.S. dollars in thousands
Notional amount of foreign currency contracts	10,921	20,061
Fair value of foreign currency contracts	429	601

The change in accumulated other comprehensive income relating to gains or losses on derivatives used for hedging was as follows:

	Year ended December 31,
	2025	2024
	U.S. dollars in thousands
Other comprehensive income (loss) before reclassifications	1,936	677
Amounts reclassified out of accumulated other comprehensive income (*)	(2,108)	(76)
Other comprehensive income (loss), net	(172)	601

(*)	Amounts of gains reclassified from other comprehensive income into profit or loss are recorded in cost of revenue and operating expenses. In the Year ended December 31, 2025, $95 thousand, $1,283 thousand, $429 thousand and $301 thousand were recorded in cost of revenue, research and development, sales and marketing and general and administrative expenses, respectively. In the Year ended December 31, 2024, $3 thousand, $49 thousand, $15 thousand and $9 thousand were recorded in cost of revenue, research and development, sales and marketing and general and administrative expenses, respectively.